Eaton Vance
National Municipal Opportunities Trust
June 30, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 3.4%
Security	Principal Amount (000's omitted)	Value
Hospital — 2.0%
CommonSpirit Health, 3.347%, 10/1/29	$795	$ 734,579
Montefiore Obligated Group, 4.287%, 9/1/50	3,240	2,391,666
Tower Health, 4.451%, 2/1/50	3,905	2,643,685
		$ 5,769,930
Insured - Hospital — 0.5%
Toledo Hospital, (AGM), 5.75%, 11/15/38	$1,440	$ 1,487,442
		$ 1,487,442
Other — 0.9%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$2,430	$ 2,769,568
		$ 2,769,568
Total Corporate Bonds (identified cost $11,541,620)		$ 10,026,940

Tax-Exempt Municipal Obligations — 100.0%
Security	Principal Amount (000's omitted)	Value
Education — 2.2%
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/49(1)	$560	$ 542,248
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	185	149,563
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(1)	210	209,435
5.375%, 6/15/48(1)	395	378,216
Capital Trust Agency, FL, (Liza Jackson Preparatory School, Inc.), 5.00%, 8/1/55	325	328,659
District of Columbia, (District of Columbia International School):
5.00%, 7/1/39	185	187,629
5.00%, 7/1/49	185	185,080
District of Columbia, (KIPP DC):
4.00%, 7/1/39	100	94,237
4.00%, 7/1/44	100	91,125
4.00%, 7/1/49	135	120,019
District of Columbia, (Rocketship DC Obligated Group):
5.00%, 6/1/56(1)	1,090	1,081,138
5.00%, 6/1/61(1)	355	346,072
Security	Principal Amount (000's omitted)	Value
Education (continued)
Jacksonville, FL, (Jacksonville University), 5.00%, 6/1/53(1)	$1,000	$ 961,930
Public Finance Authority, WI, (North Carolina Leadership Academy), 5.00%, 6/15/54(1)	455	425,457
Public Finance Authority, WI, (Roseman University of Health Sciences):
4.00%, 4/1/52(1)	250	200,558
5.00%, 4/1/40(1)	655	663,332
5.00%, 4/1/50(1)	175	175,208
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence):
5.00%, 10/15/49	70	66,212
5.00%, 10/15/54	110	102,666
		$ 6,308,784
Electric Utilities — 2.9%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 4.125%, 11/1/45	$5,750	$ 5,315,990
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	1,520	1,268,090
New York Power Authority, 4.00%, 11/15/60	2,000	1,877,200
		$ 8,461,280
Escrowed/Prerefunded — 3.1%
Central Texas Regional Mobility Authority, Prerefunded to 7/1/25, 5.00%, 1/1/45	$750	$ 811,575
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), Prerefunded to 4/1/25, 5.00%, 4/1/47	445	478,967
San Joaquin Hills Transportation Corridor Agency, CA, Prerefunded to 1/15/25, 5.00%, 1/15/50	6,400	6,862,400
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	770	823,446
		$ 8,976,388
General Obligations — 11.1%
Broward County School Board, FL, 5.00%, 7/1/51(2)	$5,000	$ 5,606,650
Chicago Board of Education, IL, 5.00%, 12/1/42	6,410	6,410,641
Chicago, IL, 5.50%, 1/1/49	5,000	5,248,450
Detroit, MI:
5.50%, 4/1/36	435	473,885
5.50%, 4/1/40	680	734,624
Illinois:
4.25%, 12/1/37	6,000	5,869,320
5.00%, 5/1/36	3,500	3,549,245

Eaton Vance
National Municipal Opportunities Trust
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Jackson County School District No. 6, OR, 0.00%, 6/15/41	$710	$ 309,837
Township High School District No. 203, IL, 2.00%, 12/15/33	2,430	2,049,584
Township of Freehold, NJ:
1.00%, 10/15/29	575	495,460
1.00%, 10/15/30	1,035	867,371
1.00%, 10/15/31	975	788,678
		$ 32,403,745
Hospital — 10.2%
Berks County Industrial Development Authority, PA, (Tower Health), 5.00%, 11/1/50	$1,460	$ 1,284,596
California Health Facilities Financing Authority, (St. Joseph Health System), Prerefunded to 7/1/23, 5.00%, 7/1/37	165	170,282
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	665	673,904
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/44	670	617,526
Doylestown Hospital Authority, PA, (Doylestown Health), 4.00%, 7/1/45	300	235,209
Illinois Finance Authority, (Presence Health Network):
3.75%, 2/15/34	1,190	1,168,413
4.00%, 2/15/36	2,500	2,504,700
Illinois Finance Authority, (Rush University Medical Center), 4.00%, 11/15/39	1,000	964,900
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 4.00%, 7/1/45	250	233,952
Massachusetts Development Finance Agency, (Atrius Health):
4.00%, 6/1/49	1,555	1,682,572
5.00%, 6/1/39	255	292,238
Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/50	1,040	950,539
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group):
4.00%, 9/1/38	1,000	991,660
4.00%, 9/1/39	1,000	987,920
4.00%, 9/1/44	1,500	1,423,980
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/59	2,000	2,183,560
New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/45	675	518,947
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	3,000	3,113,160
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(1)	900	935,676
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health):
5.00%, 11/15/45(2)	$3,975	$ 4,153,517
5.00%, 11/15/45	5	5,225
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children's Medical Center), 5.25%, 12/1/39(2)	3,500	3,646,755
Washington Health Care Facilities Authority, (MultiCare Health System), 4.50%, 8/15/43	1,000	1,000,380
		$ 29,739,611
Housing — 2.0%
California Municipal Finance Authority, (CityView Apartments), Sustainability Bonds, 4.00%, 11/1/36(1)	$1,100	$ 955,669
CSCDA Community Improvement Authority Orange Portfolio, CA, 3.00%, 3/1/57(1)	1,195	865,252
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.00%, 7/1/50	425	426,411
New York City Housing Development Corp., NY:
2.35%, 11/1/40	3,635	2,793,570
3.85%, 11/1/42	1,000	948,730
		$ 5,989,632
Industrial Development Revenue — 8.1%
Henderson, KY, (Pratt Paper, LLC), (AMT), 4.70%, 1/1/52(1)	$1,000	$ 933,550
Houston, TX, (United Airlines, Inc.), (AMT), 4.00%, 7/15/41	2,400	2,052,048
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	725	737,630
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(1)	1,415	1,280,589
(AMT), 4.875%, 11/1/42(1)	1,555	1,465,867
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 2.95%, 4/1/29(1)	560	494,682
New Jersey Economic Development Authority, (Continental Airlines):
(AMT), 5.125%, 9/15/23	335	337,191
(AMT), 5.25%, 9/15/29	1,900	1,921,926
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	2,560	2,876,518
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	2,765	2,539,376
(AMT), 5.00%, 10/1/40	1,640	1,653,251
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(1)	2,000	1,840,620

Eaton Vance
National Municipal Opportunities Trust
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	$3,935	$ 3,937,833
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	1,445	1,321,149
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	145	142,232
		$ 23,534,462
Insured - Education — 1.9%
New York Dormitory Authority, Personal Income Tax Revenue, (BAM), 5.00%, 10/1/42(2)	$5,000	$ 5,450,950
		$ 5,450,950
Insured - Electric Utilities — 1.3%
New York Power Authority, Green Transmission Revenue, (AGM), 4.00%, 11/15/47(2)	$3,750	$ 3,674,475
		$ 3,674,475
Insured - General Obligations — 1.1%
Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$145	$ 144,443
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/30	2,910	3,032,686
		$ 3,177,129
Insured - Lease Revenue/Certificates of Participation — 0.1%
Kentucky State University, Certificates of Participation, (BAM), 4.00%, 11/1/41	$250	$ 251,047
		$ 251,047
Insured - Other Revenue — 0.2%
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 3.00%, 1/1/46	$840	$ 648,816
		$ 648,816
Insured - Special Tax Revenue — 5.5%
Metropolitan Pier and Exposition Authority, IL, (McCormick Place), (BAM), 4.00%, 12/15/42	$2,000	$ 1,861,020
Miami-Dade County, FL, Professional Sports Franchise Facilities:
(AGC), 6.875%, 10/1/34	4,000	5,062,360
(AGC), 7.00%, 10/1/39	6,000	7,578,300
Tolomato Community Development District, FL:
(AGM), 3.75%, 5/1/39	720	718,099
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
Tolomato Community Development District, FL: (continued)
(AGM), 3.75%, 5/1/40	$855	$ 838,738
		$ 16,058,517
Insured - Transportation — 7.6%
Chicago, IL, (O'Hare International Airport), (AGM), 5.50%, 1/1/43	$710	$ 718,399
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/48	6,225	5,751,651
New York Thruway Authority, (AGM), 3.00%, 1/1/46	4,895	3,957,314
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AGM), (AMT), 4.00%, 7/1/35	460	451,831
(AGM), (AMT), 4.00%, 7/1/37	1,295	1,261,265
North Carolina Turnpike Authority, (Triangle Expressway System):
(AGC), 0.00%, 1/1/35	4,000	2,444,120
(AGC), 0.00%, 1/1/36	13,000	7,568,340
		$ 22,152,920
Lease Revenue/Certificates of Participation — 1.8%
New Jersey Economic Development Authority, (School Facilities Construction):
5.00%, 6/15/43	$740	$ 768,364
5.00%, 6/15/44	4,260	4,432,019
		$ 5,200,383
Other Revenue — 1.7%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$2,300	$ 2,169,107
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(1)	390	417,710
Military Installation Development Authority, UT, 4.00%, 6/1/41	500	407,910
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	605	640,471
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	1,245	1,338,524
		$ 4,973,722
Senior Living/Life Care — 9.5%
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	$3,405	$ 3,438,675
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation):
5.00%, 7/15/37	850	840,259
5.00%, 7/15/42	700	677,614
California Public Finance Authority, (Enso Village), Green Bonds, 5.00%, 11/15/56(1)	140	128,230

Eaton Vance
National Municipal Opportunities Trust
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	$125	$ 118,639
Colorado Health Facilities Authority, (Aberdeen Ridge), 5.00%, 5/15/58	1,110	906,959
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 5.00%, 1/1/38	730	704,808
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	185	182,567
Florida Development Finance Corp., (Mayflower Retirement Community), 4.00%, 6/1/41(1)	625	513,706
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.):
5.75%, 1/1/28	165	166,167
6.375%, 1/1/33	345	348,188
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.):
5.125%, 11/15/32	300	302,700
5.25%, 11/15/37	275	277,351
Iowa Finance Authority, (Lifespace Communities, Inc.):
4.125%, 5/15/38	1,500	1,313,880
5.00%, 5/15/55	410	378,963
Lee County Industrial Development Authority, FL, (Shell Point/Alliance Obligated Group), 5.00%, 11/15/39	1,800	1,824,210
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(1)	470	499,619
5.00%, 11/15/38(1)	310	321,761
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(1)	1,650	1,737,235
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.00%, 10/1/24	525	531,090
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 4.00%, 12/1/51	1,480	1,225,484
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	265	244,269
5.625%, 7/1/46(1)	360	337,734
5.75%, 7/1/54(1)	780	730,376
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
5.00%, 1/1/31	1,235	1,249,820
5.00%, 1/1/32	1,295	1,306,888
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/32	80	78,642
5.00%, 7/1/33	50	48,884
5.00%, 7/1/34	55	53,549
5.00%, 7/1/39	175	166,345
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.00%, 6/1/41	$780	$ 647,533
Public Finance Authority, WI, (Mary's Woods at Marylhurst), 5.25%, 5/15/37(1)	630	603,005
South Carolina Jobs-Economic Development Authority, (Kiawah Life Plan Village, Inc.), 8.75%, 7/1/25(1)	100	99,640
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.625%, 11/15/41	1,335	1,383,768
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 4.00%, 12/1/38	535	446,934
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.00%, 10/1/37(1)	900	863,487
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.25%, 11/15/37	1,000	1,032,910
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/51(1)	1,335	1,203,182
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/49(1)	305	275,223
Wisconsin Health and Educational Facilities Authority, (Oakwood Lutheran Senior Ministries), 4.00%, 1/1/47	500	406,105
		$ 27,616,399
Special Tax Revenue — 5.6%
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	$140	$ 114,229
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 11/1/39	1,500	1,498,365
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 3/15/45	1,000	976,780
New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/47	4,000	3,842,680
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/44(2)	6,900	7,473,597
Puerto Rico Sales Tax Financing Corp., 4.329%, 7/1/40	1,700	1,600,669
Tolomato Community Development District, FL, 3.25%, 5/1/40	1,200	939,720
		$ 16,446,040
Student Loan — 0.5%
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	$1,445	$ 1,451,228
		$ 1,451,228
Transportation — 22.5%
Atlanta, GA, Airport Revenue, (AMT), 4.00%, 7/1/38	$5,000	$ 4,924,100

Eaton Vance
National Municipal Opportunities Trust
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Chicago, IL, (O'Hare International Airport):
(AMT), 5.00%, 1/1/25	$1,345	$ 1,364,045
(AMT), 5.00%, 1/1/26	1,140	1,155,458
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
5.25%, 11/1/30	1,125	1,163,475
5.25%, 11/1/31	1,735	1,792,845
Delaware River and Bay Authority of Delaware and New Jersey:
4.00%, 1/1/44(2)	2,125	2,116,288
4.00%, 1/1/44	10	9,959
Florida Development Finance Corp., (Brightline Florida Passenger Rail), Green Bonds, (AMT), 7.375%, 1/1/49(1)	2,590	2,593,004
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	875	891,914
Hawaii, Airports System Revenue:
(AMT), 5.00%, 7/1/41	1,065	1,097,887
(AMT), 5.00%, 7/1/43(2)	3,750	3,917,100
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	2,060	2,064,511
Illinois Toll Highway Authority, 5.00%, 1/1/41(2)	5,575	5,857,207
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	1,520	1,581,560
Metropolitan Washington Airports Authority, D.C., (AMT), 4.00%, 10/1/38	335	329,844
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	1,250	1,270,063
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/38	20,000	9,270,800
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/48	750	769,350
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 12/1/39	2,400	2,497,032
(AMT), 5.25%, 1/1/50	2,115	2,168,488
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/48	6,000	6,210,540
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project):
4.00%, 12/31/37	140	128,918
4.00%, 12/31/38	260	237,302
4.00%, 12/31/39	135	122,487
5.00%, 12/31/35	180	187,047
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	1,555	1,547,256
Texas Transportation Commission, (Central Texas Turnpike System):
0.00%, 8/1/38	850	400,928
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Texas Transportation Commission, (Central Texas Turnpike System): (continued)
5.00%, 8/15/42	$445	$ 452,925
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/51(2)	5,000	5,382,550
Virginia Small Business Financing Authority, (95 Express Lanes LLC), (AMT), 4.00%, 1/1/39	675	632,381
Virginia Small Business Financing Authority, (Elizabeth River Crossings Opco, LLC):
(AMT), 4.00%, 1/1/38(3)	1,000	944,590
(AMT), 4.00%, 1/1/40(3)	1,000	931,970
Virginia Small Business Financing Authority, (Transform 66 P3), (AMT), 5.00%, 12/31/49	1,500	1,530,930
		$ 65,544,754
Water and Sewer — 1.1%
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	$2,070	$ 2,137,006
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/48	895	979,276
		$ 3,116,282
Total Tax-Exempt Municipal Obligations (identified cost $290,513,236)		$291,176,564

Taxable Municipal Obligations — 5.6%
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 0.6%
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), Prerefunded to 8/1/22, 5.50%, 8/1/44	$1,645	$ 1,665,842
		$ 1,665,842
General Obligations — 1.3%
Chicago, IL:
7.375%, 1/1/33	$1,750	$ 1,978,060
7.781%, 1/1/35	1,400	1,655,948
		$ 3,634,008

Eaton Vance
National Municipal Opportunities Trust
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital — 1.4%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$4,000	$ 4,216,120
		$ 4,216,120
Insured - Education — 0.5%
Onondaga Civic Development Corp., NY, (Upstate Properties Development, Inc.), (BAM), 3.158%, 12/1/41	$1,610	$ 1,327,590
		$ 1,327,590
Insured - Housing — 0.4%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University), (AGM), 3.508%, 7/1/41	$1,500	$ 1,239,270
		$ 1,239,270
Insured - Special Tax Revenue — 0.3%
Houston Uptown Development Authority, TX, Tax Increment Contract Revenue, (AGM), 3.464%, 9/1/40	$1,160	$ 948,416
		$ 948,416
Special Tax Revenue — 0.6%
American Samoa Economic Development Authority:
2.47%, 9/1/24(1)	$525	$ 511,922
3.72%, 9/1/27(1)	1,370	1,304,912
		$ 1,816,834
Transportation — 0.5%
Maryland Economic Development Corp., (Seagirt Marine Terminal), 4.75%, 6/1/42	$1,500	$ 1,399,410
		$ 1,399,410
Total Taxable Municipal Obligations (identified cost $16,514,119)		$ 16,247,490
Total Investments — 109.0% (identified cost $318,568,975)		$317,450,994
Other Assets, Less Liabilities — (9.0)%		$(26,232,847)
Net Assets — 100.0%		$291,218,147

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2022, the aggregate value of these securities is $31,901,127 or 11.0% of the Trust's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	When-issued security.
At June 30, 2022, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
New York	21.5%
Illinois	14.6%
Florida	10.5%
Others, representing less than 10% individually	50.2%
The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2022, 17.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.8% to 7.8% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.

Eaton Vance
National Municipal Opportunities Trust
June 30, 2022
Portfolio of Investments (Unaudited) — continued

The Trust did not have any open derivative instruments at June 30, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2022, the hierarchy of inputs used in valuing the Trust's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 10,026,940	$ —	$ 10,026,940
Tax-Exempt Municipal Obligations	—	291,176,564	—	291,176,564
Taxable Municipal Obligations	—	16,247,490	—	16,247,490
Total Investments	$ —	$317,450,994	$ —	$317,450,994
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements included in its semiannual or annual report to shareholders.